LONG-TERM EMPLOYEE BENEFIT LIABILITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM EMPLOYEE BENEFIT LIABILITIES

15. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	2012	2011	2010

Defined benefit pension plans and other [a]	$230	$143	$97
Termination and long service arrangements [b]	286	229	212
Retirement medical benefits plans [c]	39	37	34
Other long-term employee benefits	5	10	13

Long-term employee benefit obligations	$560	$419	$356

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2012	2011	2010

Projected benefit obligation
Discount rate	4.1%	4.7%	5.5%
Rate of compensation increase	2.8%	2.8%	2.6%

Net periodic benefit cost
Discount rate	4.7%	5.2%	5.9%
Rate of compensation increase	2.8%	2.7%	3.5%
Expected return on plan assets	7.0%	7.1%	7.7%

Information about the Company’s defined benefit pension plans is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$403	$352	$330
Current service cost	12	11	11
Interest cost	19	19	18
Actuarial losses (gains) and changes in actuarial assumptions	50	42	(5)
Benefits paid	(19)	(14)	(17)
Special termination benefit	—	1	8
Acquisition	49	—	5
Divestitures	—	(3)	—
Currency translation	6	(5)	2

End of year	520	403	352

Plan assets at fair value
Beginning of year	259	253	218
Return on plan assets	26	—	25
Employer contributions	19	24	21
Benefits paid	(19)	(14)	(15)
Currency translation	3	(4)	4

End of year	288	259	253

Ending funded status	$232	$144	$99

	2012	2011	2010

Amounts recorded in the consolidated balance sheet
Non-current asset	$—	$(1)	$—
Current liability	2	2	2
Non-current liability	230	143	97

Net amount	$232	$144	$99

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(142)	$(101)	$(42)

Net periodic benefit cost
Current service cost	$12	$11	$11
Interest cost	19	19	18
Return on plan assets	(19)	(19)	(17)
Actuarial losses	3	1	2
Special termination benefit	—	1	8

Net periodic benefit cost	$15	$13	$22

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Discount rate	4.2%	5.4%	4.9%
Rate of compensation increase	3.9%	4.0%	3.9%

Information about the Company’s termination and long service arrangements is as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$237	$220	$190
Current service cost	15	14	13
Interest cost	12	10	11
Actuarial losses and changes in actuarial assumptions	41	14	33
Benefits paid	(12)	(11)	(12)
Curtailment	(4)	—	—
Divestitures	—	—	(3)
Currency translation	7	(10)	(12)

Ending funded status	$296	$237	$220

Amounts recorded in the consolidated balance sheet
Current liability	$10	$8	$8
Non-current liability	286	229	212

Net amount	$296	$237	$220

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(73)	$(45)	$(41)

Net periodic benefit cost
Current service cost	$15	$14	$13
Interest cost	12	10	11
Actuarial losses	12	6	5

Net periodic benefit cost	$39	$30	$29

[c]	Retirement medical benefits plans

The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 will no longer participate in the plan.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2012	2011	2010

Retirement medical benefit obligations	3.6%	4.2%	5.4%
Net periodic benefit cost	4.2%	5.4%	5.7%
Health care cost inflation	8.0%	9.2%	9.2%

Information about the Company’s retirement medical benefits plans are as follows:

	2012	2011	2010

Projected benefit obligation
Beginning of year	$39	$36	$36
Interest cost	2	2	2
Actuarial losses and changes in actuarial assumptions	3	4	1
Benefits paid	(3)	(3)	(3)

Ending funded status	$41	$39	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	39	37	34

Net amount	$41	$39	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$3	$4
Unrecognized actuarial gains	8	12	18

Total accumulated other comprehensive income	$11	$15	$22

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(1)	(1)	(1)
Past service cost amortization	—	(1)	—

Net periodic benefit cost	$1	$—	$1

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2013	$30	$10	$2	$42

Expected benefit payments:
2013	$17	$10	$2	$29
2014	15	10	2	27
2015	16	11	2	29
2016	16	12	3	31
2017	17	13	3	33
Thereafter	93	95	12	200

	$174	$151	$24	$349

[e]	Plan assets

The asset allocation of the Company’s defined benefit pension plans at December 31, 2012 and 2011, and the target allocation for 2013 is as follows:

	2013	2012	2011

Equity securities	55-75%	57%	60%
Fixed income securities	25-45%	42%	39%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.